Other Assets, Net - Other Assets, Net (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Investment in unconsolidated entity	$ 45,749,000	$ 46,653,000	$ 47,016,000
Deferred rent receivables	13,333,000	12,395,000	8,018,000
Prepaid expenses, deposits and other assets	9,923,000	9,028,000	2,380,000
Lease commissions, net of accumulated amortization of $426,000 and $174,000 as of December 31, 2020 and 2019, respectively	2,583,000	2,399,000	1,623,000
Deferred financing costs, net of accumulated amortization of $3,397,000 and $1,517,000 as of December 31, 2020 and 2019, respectively(1)	1,254,000	1,724,000	3,583,000
Other assets, net	72,842,000	72,199,000	62,620,000
Deferred Costs, Leasing, Accumulated Amortization	520,000	426,000	174,000
Accumulated amortization, debt issuance costs	$ 3,867,000	$ 3,397,000	$ 1,517,000